Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of operating lease costs
	Financial Statement Classification	Year Ended December 31, 2022
Operating lease costs:
Operating lease costs-Fixed	General and administrative	$1,440
Sub-lease income	General and administrative	$(212)
Operating lease costs	Inventory	$154
Total lease costs		$1,382

Schedule of future minimum lease payments
Leases and a reconciliation to the operating lease liabilities as of December 31, 2022
2023	$1,202
2024	755
2025	279
2026	131
2027	113
Thereafter	100
Total future fixed operating lease payments	$2,580

Less: Imputed interest	$266
Total operating lease liabilities	$2,314

Weighted-average remaining lease term – operating leases	2.73
Weighted-average discount rate – operating leases	8.2%

Schedule of future minimum lease payments
Future minimum lease payments
2023	$1,910
2024	1,562
2025	845
2026	337
2027	152
Thereafter	286
Total	$5,092